Agreements (Details)	8 Months Ended
Nov. 22, 2011
Agreements [Abstract]
Management fee paid to sponsor, percent per annum of the average daily NAV of each Managed Futures Fund	0.95%
Percentage of annual NAV as limit to pay SEC registration fees incurred	0.021%